Revenue	12 Months Ended
Dec. 31, 2017
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Revenue
15.	Revenue

(euros in thousands)	2017	2016	2015
Up-front payment amortization	6,616	223	223
Collaboration income	5,789	1,109	1,092
Income from grants on research projects	1,195	1,387	662

	13,600	2,719	1,977

For the year ended December 31, 2017, the Company recognized amortization of €6.4 million and €0.2 million on up-front payments related to its Incyte and ONO agreements, respectively. For the years ended December 31, 2016 and 2015, the Company recognized €0.2 million, respectively, of amortization of the up-front payment related to its ONO agreement.

Collaboration income for the year ended December 31, 2017 was €5.8 million and consisted of cost reimbursements in support of the Company’s research and license agreements with Incyte and ONO. The Company did not recognize any research milestones during 2017. During 2016, the Company recognized one research milestone reached by the Company under its agreement with ONO which amounted to €0.7 million (2015: €1.1 million). Additionally, the Company received an amount of €0.4 million revenue from a new consultancy agreement that was signed with ONO on March 7, 2016.

The Company currently has two active grants consisting of cash allowances for specific research and development projects. For these grants, the Company has reporting obligations at the end of the grant contract term. The unconditional receipt of the grant allowances is dependent on the final review of the reporting provided by Merus at the end of the contract term. For the years ended December 31, 2017, 2016, and 2015, the Company recognized €1.2 million, €1.4 million and €0.7 million in grant income, respectively.

On June 12, 2017, the European Commission approved for reimbursement the final installment of the FP-7 grant and the Company subsequently recognized the remaining €0.7 million to grant revenue. On October 16, 2017, the Company received notification from the European Commission requesting the Company to revise its final report and indicated that the remaining €0.4 million of funds were to remain with the Company and distributed to the other beneficiaries to the program. In November 2017, the Company remitted €0.2 million to the other beneficiaries and recognized an additional €0.2 million of grant revenue.